Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	$ 505,639	$ 552,174	$ 805,242	$ 854,829
Loans to equity-accounted investees	169,197	107,486
Long-term debt – non-public (note 8)	(3,319,523)	(3,417,705)
Obligations related to capital leases, including current portion (note 10)	(1,673,845)	(1,160,457)
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity-accounted investees	169,197	107,486
Loans to equity-accounted investees and joint venture partners – Long-term	62,207	146,420
Carrying Amount Asset (Liability) | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt – public (note 8)	(856,986)	(963,563)
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt – non-public (note 8)	(2,462,537)	(2,454,142)
Obligations related to capital leases, including current portion (note 10)	(1,673,845)	(1,160,457)
Carrying Amount Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	175	3,476
Carrying Amount Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	505,639	552,174
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest Rate Swap Agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	9,640	6,081
Interest rate swap agreements - liabilities	(43,175)	(78,560)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross Currency Interest Swap Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	0	3,758
Interest rate swap agreements - liabilities	(29,122)	(54,217)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign Currency Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	0	81
Carrying Amount Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Freight forward agreements	(57)	0
Carrying Amount Asset (Liability) | Recurring | Level 3 | Stock Purchase Warrants | Derivatives Not Designated as a Cash Flow Hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	12,026	30,749
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (note 18)	0	16,671
Fair Value Asset (Liability) | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt – public (note 8)	(851,470)	(979,773)
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt – non-public (note 8)	(2,395,300)	(2,421,273)
Obligations related to capital leases, including current portion (note 10)	(1,652,345)	(1,148,989)
Fair Value Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	174	3,459
Fair Value Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	505,639	552,174
Fair Value Asset (Liability) | Recurring | Level 2 | Interest Rate Swap Agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	9,640	6,081
Interest rate swap agreements - liabilities	(43,175)	(78,560)
Fair Value Asset (Liability) | Recurring | Level 2 | Cross Currency Interest Swap Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	0	3,758
Interest rate swap agreements - liabilities	(29,122)	(54,217)
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign Currency Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	0	81
Fair Value Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Freight forward agreements	(57)	0
Fair Value Asset (Liability) | Recurring | Level 3 | Stock Purchase Warrants | Derivatives Not Designated as a Cash Flow Hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	12,026	30,749
Fair Value Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (note 18)	$ 0	$ 16,671